Condensed Consolidated Statements of Comprehensive Loss (unaudited) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net (loss) income	$ (1,900)	$ 244
Other comprehensive income (loss):
Net unrealized losses on investments, net of tax	(66)
Change in foreign currency translation adjustment	232	(3,463)
Reclassification of cumulative translation adjustment to net loss upon liquidation of subsidiaries, net of tax	188
Comprehensive loss	$ (1,546)	$ (3,219)